Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
14. Leases

During the year ended December 31, 2023, the Group entered into a lease for an office space. The right-of-use asset relating to this lease has been included in property, plant and equipment. At the lease commencement date, the right-of-use asset was recognized at the present value of the future lease payments, discounted at the Group’s incremental borrowing rate which was calculated as 6%.

At December 31, 2024, the Group’s lease liability was $0.6 million (2023: $1.0 million). Interest expense of $48 thousand was recognized on lease liabilities in the year ended December 31, 2024 (2023: $0.1 million). The following table sets out the maturity analysis of lease payments, on an undiscounted basis.

	Year ended December 31,
	2024	2023
	$’000	$’000
Less than one year	271	360
One to two years	271	288
Two to three years	135	288
Three to four years	-	144
Total undiscounted lease payable	677	1,080

Lease expenses for short-term leases were $29 thousand for the year ended December 31, 2024 (2023: $0.1 million, 2022: $0.1 million).